Eaton Vance

Global Small-Cap Equity Fund

July 31, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.1%

Security	Shares	Value
Australia — 2.2%
BlueScope Steel, Ltd.	4,642	$82,318
carsales.com, Ltd.	18,292	294,959
IGO, Ltd.(1)	12,841	87,613
Northern Star Resources, Ltd.	13,425	100,032
OZ Minerals, Ltd.	3,191	54,100
Steadfast Group, Ltd.	39,684	129,840
Westgold Resources, Ltd.(1)	30,259	38,822
WiseTech Global, Ltd.	6,388	144,896

		$932,580

Austria — 1.0%
ams AG(1)	9,433	$180,253
BAWAG Group AG(1)(2)	4,524	257,006

		$437,259

Belgium — 0.4%
VGP NV	890	$183,227

		$183,227

Canada — 2.9%
ARC Resources, Ltd.	20,378	$154,191
ATS Automation Tooling Systems, Inc(1)	9,061	272,789
CAE, Inc.(1)	5,722	174,604
Granite Real Estate Investment Trust	2,480	171,708
Keyera Corp.	4,269	114,287
Killam Apartment Real Estate Investment Trust	9,947	165,039
Kirkland Lake Gold, Ltd.	2,476	105,879
Pan American Silver Corp.	2,077	58,318

		$1,216,815

China — 0.6%
China Meidong Auto Holdings, Ltd.	48,280	$260,604

		$260,604

France — 0.2%
Rubis SCA	1,979	$79,388

		$79,388

Germany — 0.7%
Norma Group SE	5,888	$311,787

		$311,787

Italy — 3.5%
Amplifon SpA	4,255	$210,131
BFF Bank SpA(2)	24,822	259,118
DiaSorin SpA	1,256	254,911
FinecoBank Banca Fineco SpA(1)	7,456	133,510

Security	Shares	Value
Interpump Group SpA	4,685	$292,857
MARR SpA(1)	8,325	193,209
Moncler SpA	2,322	159,481

		$1,503,217

Japan — 8.6%
Asahi Co., Ltd.	8,975	$108,511
Asahi Intecc Co., Ltd.	6,500	176,131
Chiba Bank, Ltd. (The)	11,285	64,197
en Japan, Inc.	5,600	195,556
FP Corp.	3,558	136,971
Fukuoka Financial Group, Inc.	3,866	65,162
Itochu Techno-Solutions Corp.	5,681	174,268
J. Front Retailing Co., Ltd.	20,045	168,911
K’s Holdings Corp.	11,934	140,996
Kose Corp.	1,238	195,617
Kuraray Co., Ltd.	14,047	130,434
Kyoritsu Maintenance Co., Ltd.	3,680	121,643
LaSalle Logiport REIT	95	174,002
Lion Corp.	9,357	161,962
Miura Co., Ltd.	3,130	138,217
Nabtesco Corp.	4,032	152,718
Nohmi Bosai, Ltd.	9,655	184,896
Nomura Co., Ltd.	19,726	153,775
OSG Corp.	8,612	161,085
Penta-Ocean Construction Co., Ltd.	26,425	179,062
Sankyu, Inc.	3,346	150,394
Ship Healthcare Holdings, Inc.	8,254	208,147
Sumco Corp.	7,853	181,627
Yamaha Corp.	2,301	127,508

		$3,651,790

Luxembourg — 0.2%
APERAM S.A.	1,376	$86,235

		$86,235

Netherlands — 2.6%
Aalberts NV	4,536	$276,528
BE Semiconductor Industries NV	2,392	209,919
Euronext NV(2)	2,313	257,312
IMCD NV	2,036	352,762

		$1,096,521

New Zealand — 0.4%
Fisher & Paykel Healthcare Corp., Ltd.	7,252	$159,630

		$159,630

Norway — 0.5%
SmartCraft ASA(1)	61,743	$176,883
TGS ASA	2,518	28,808

		$205,691

Spain — 0.4%
Inmobiliaria Colonial Socimi SA	14,506	$154,743

		$154,743

Security	Shares	Value
Sweden — 1.9%
AddTech AB, Class B	11,899	$247,589
Boliden AB	2,269	88,427
Bravida Holding AB(2)	15,153	234,455
Indutrade AB	7,706	251,357

		$821,828

Switzerland — 1.5%
Galenica AG(2)	2,836	$215,289
PolyPeptide Group AG(1)(2)	1,835	200,030
VZ Holding AG	2,428	218,800

		$634,119

United Kingdom — 10.9%
Abcam PLC(1)	11,914	$225,263
Avast PLC(2)	21,328	171,878
Cairn Energy PLC	21,819	38,687
Capital & Counties Properties PLC(1)	76,699	181,901
Cranswick PLC	4,775	268,296
Dechra Pharmaceuticals PLC	3,825	264,143
Diploma PLC	7,191	295,402
Games Workshop Group PLC	2,273	359,111
Greggs PLC(1)	8,784	336,583
Howden Joinery Group PLC	21,991	274,043
Intermediate Capital Group PLC	6,841	206,157
JTC PLC(2)	49,401	439,555
Judges Scientific PLC	2,622	240,918
Naked Wines PLC(1)	15,301	186,680
Nomad Foods, Ltd.(1)	6,839	178,635
RWS Holdings PLC	39,678	312,281
Volution Group PLC	48,368	317,780
Watches of Switzerland Group PLC(1)(2)	24,374	340,899

		$4,638,212

United States — 59.6%
ACI Worldwide, Inc.(1)	10,208	$350,134
Addus HomeCare Corp.(1)	1,800	156,222
Agiliti, Inc.(1)	12,062	236,295
Alliant Energy Corp.	6,441	376,992
Allison Transmission Holdings, Inc.	7,112	283,840
Altair Engineering, Inc., Class A(1)	4,335	302,410
Amedisys, Inc.(1)	760	198,071
Applied Industrial Technologies, Inc.	2,512	225,326
Apria, Inc.(1)	3,195	100,738
Autoliv, Inc.	2,846	287,104
AZEK Co., Inc. (The)(1)	10,515	382,431
Balchem Corp.	2,361	318,475
Ball Corp.	2,933	237,221
Black Knight, Inc.(1)	2,478	205,203
Brunswick Corp.	1,085	113,274
Capri Holdings, Ltd.(1)	6,012	338,536
CarGurus, Inc.(1)	13,785	394,251
CBIZ, Inc.(1)	10,946	353,994
CDK Global, Inc.	5,230	250,988

Security	Shares	Value
Chemed Corp.	886	$421,754
Choice Hotels International, Inc.	2,504	300,230
CMS Energy Corp.	6,640	410,286
Cohen & Steers, Inc.	2,779	231,241
Commerce Bancshares, Inc.	5,313	375,788
Community Bank System, Inc.	5,100	365,364
Cooper Cos., Inc. (The)	518	218,477
CubeSmart	8,614	427,771
Dana, Inc.	10,288	248,558
Deckers Outdoor Corp.(1)	531	218,161
Dorman Products, Inc.(1)	3,823	386,696
EastGroup Properties, Inc.	2,221	391,385
Envestnet, Inc.(1)	4,210	316,718
Envista Holdings Corp.(1)	7,829	337,273
Equity LifeStyle Properties, Inc.	4,177	350,033
Euronet Worldwide, Inc.(1)	3,596	513,581
F5 Networks, Inc.(1)	1,923	397,119
First Republic Bank	770	150,165
Five Below, Inc.(1)	1,112	216,195
Graco, Inc.	1,977	154,364
Harley-Davidson, Inc.	4,092	162,125
Hayward Holdings, Inc.(1)	765	18,429
Herc Holdings, Inc.(1)	2,580	320,023
Herman Miller, Inc.	7,431	320,648
Hexcel Corp.(1)	3,774	205,381
ICU Medical, Inc.(1)	1,244	252,893
Independent Bank Group, Inc.	2,282	159,055
Inovalon Holdings, Inc., Class A(1)	4,108	155,611
Jazz Pharmaceuticals PLC(1)	1,783	302,254
Kinsale Capital Group, Inc.	523	93,431
Lamb Weston Holdings, Inc.	2,367	158,045
Landstar System, Inc.	1,410	221,370
LHC Group, Inc.(1)	1,896	407,981
Mercury Systems, Inc.(1)	4,766	314,556
Middleby Corp.(1)	2,202	421,661
Mueller Water Products, Inc., Class A	16,897	250,413
National Instruments Corp.	7,170	316,269
National Retail Properties, Inc.	7,996	390,764
National Vision Holdings, Inc.(1)	11,456	618,395
nCino, Inc.(1)	4,151	263,879
Neurocrine Biosciences, Inc.(1)	1,295	120,707
Olo, Inc., Class A(1)	7,274	255,099
ONE Gas, Inc.	3,224	237,867
Performance Food Group Co.(1)	10,713	490,870
Pinnacle Financial Partners, Inc.	4,211	377,348
Quaker Chemical Corp.	254	63,942
R1 RCM, Inc.(1)	7,524	161,089
Rexford Industrial Realty, Inc.	5,448	335,161
RLI Corp.	2,574	278,970
Ryan Specialty Group Holdings, Inc., Class A(1)	10,830	319,485
Selective Insurance Group, Inc.	3,942	320,682
Silicon Laboratories, Inc.(1)	2,071	308,558
South State Corp.	4,602	316,802

Security	Shares	Value
Steven Madden, Ltd.	4,759	$208,587
STORE Capital Corp.	9,204	333,093
Stride, Inc.(1)	3,372	103,385
Sunnova Energy International, Inc.(1)	2,680	102,108
Tandem Diabetes Care, Inc.(1)	1,762	191,477
Teleflex, Inc.	1,108	440,352
Tempur Sealy International, Inc.	8,738	378,093
Terminix Global Holdings, Inc.(1)	10,657	559,492
Tradeweb Markets, Inc., Class A	3,404	295,229
Trex Co., Inc.(1)	3,221	312,759
Valvoline, Inc.	19,098	585,927
Viad Corp.(1)	3,882	177,990
Visteon Corp.(1)	2,424	276,457
W.R. Berkley Corp.	4,716	345,070
Woodward, Inc.	1,811	220,145
Wyndham Hotels & Resorts, Inc.	4,530	326,432

		$25,339,023

Total Common Stocks (identified cost $30,418,800)		$41,712,669

Short-Term Investments — 1.9%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.08%(3)	789,859	$789,859

Total Short-Term Investments (identified cost $789,859)		$789,859

Total Investments — 100.0% (identified cost $31,208,659)		$42,502,528

Other Assets, Less Liabilities — 0.0%(4)		$13,816

Net Assets — 100.0%		$42,516,344

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2021, the aggregate value of these securities is $2,375,542 or 5.6% of the Fund’s net assets.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2021.

(4)	Amount is less than 0.05%.

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Industrials	21.5%	$9,150,860
Consumer Discretionary	16.2	6,884,396
Financials	13.3	5,659,287
Health Care	13.2	5,614,869
Information Technology	11.5	4,904,578
Real Estate	7.7	3,258,827
Materials	5.1	2,174,714
Consumer Staples	4.3	1,833,314
Utilities	2.9	1,206,641
Communication Services	1.6	689,210
Energy	0.8	335,973
Short-Term Investments	1.9	789,859

Total Investments	100.0%	$42,502,528

The Fund did not have any open derivative instruments at July 31, 2021.

At July 31, 2021, the value of the Fund’s investment in affiliated funds was $789,859, which represents 1.9% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended July 31, 2021 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$112,053	$9,570,856	$(8,893,050)	$—	$—	$789,859	$279	789,859

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2021, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Asia/Pacific	$—	$5,004,604		$—	$5,004,604
Developed Europe	355,518	9,796,709		—	10,152,227
North America	26,555,838	—		—	26,555,838
Total Common Stocks	$26,911,356	$14,801,313	*	$—	$41,712,669
Short-Term Investments	$—	$789,859		$—	$789,859
Total Investments	$26,911,356	$15,591,172		$—	$42,502,528

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.